Average Annual Total Returns (Vanguard Admiral Treasury Money Market Fund, Vanguard Admiral Treasury Money Market Fund - Investor Shares)	12 Months Ended
Aug. 31, 2011
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.01%
Five Years	2.35%
Ten Years	2.27%
Inception Date	Dec. 14, 1992
U.S. Treasury Money Market Funds Average
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	1.85%
Ten Years	1.70%
IMoneyNet Money Fund Report's Average 100 percent Treasury Fund
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	1.82%
Ten Years	1.71%